Schedule of Investments
(unaudited)
November 30, 2024
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
New York — 98.8%
Battery Park City Authority
Series 2023B , RB , 5.00% , 11/01/25 ..... USD 2,035 $ 2,076,706
Series 2023B , RB , 5.00% , 11/01/31 ..... 1,000 1,155,282
Series 2023B , RB , 5.00% , 11/01/32 ..... 1,000 1,171,252
Series 2019D-2 , RB , VRDN ( TD Bank NA
SBPA ), 3.15% , 12/03/24
(a)
.......... 4,835 4,835,000
Series 2019B , RB , 5.00% , 11/01/38 ..... 1,000 1,093,378
Series 2019B , RB , 5.00% , 11/01/39 ..... 715 779,874
Series 2019B , RB , 5.00% , 11/01/40 ..... 1,000 1,087,653
Series 2023A , RB , 5.00% , 11/01/42 ..... 1,230 1,392,629
Series 2019A , RB , 4.00% , 11/01/44 ..... 2,485 2,498,316
Series 2023A , RB , 5.00% , 11/01/44 ..... 1,000 1,121,224
Series 2023A , RB , 5.00% , 11/01/48 ..... 1,300 1,435,961
Series 2019A , RB , 5.00% , 11/01/49 ..... 1,000 1,069,724
Series 2023A , RB , 5.00% , 11/01/53 ..... 1,335 1,465,909
Buffalo & Fort Erie Public Bridge Authority,
Series 2017, RB, 5.00%, 01/01/47 ...... 2,000 2,041,355
Buffalo Municipal Water Finance Authority
Series 2019A , RB , 5.00% , 07/01/48 ( AGM ) 1,750 1,789,419
Series 2021A , RB , 4.00% , 07/01/51 ( AGM ) 1,675 1,664,795
City of Albany, Series 2022, GO,
4.00%, 03/15/31 ................. 1,940 2,047,351
City of New York
Series C , GO , 5.00% , 08/01/25 ........ 275 278,872
Series 2018A , GO , 5.00% , 08/01/25 ..... 200 202,816
Series 2018C , GO , 5.00% , 08/01/25 ..... 390 395,491
Series A , GO , 5.00% , 08/01/26 ........ 250 253,205
Series 2022C , GO , 5.00% , 08/01/26 ..... 2,000 2,074,996
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 2,945 3,124,326
Series 2024D , GO , 5.00% , 04/01/28 ..... 1,500 1,612,417
Series C , GO , 5.00% , 08/01/28 ........ 1,145 1,186,055
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 825 892,576
Series 2018A , GO , 5.00% , 08/01/28 ..... 1,775 1,876,332
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 2,000 2,203,274
Series 2023-1 , GO , 5.00% , 08/01/29 ..... 2,000 2,203,274
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 1,500 1,652,456
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 1,340 1,472,283
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 1,450 1,639,421
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/31 ................ 1,000 1,135,732
Series 2023B-1 , GO , 5.00% , 10/01/31 .... 1,000 1,136,990
Series 2024C , GO , 5.00% , 03/01/33 ..... 750 867,481
Series 2024D , GO , 5.00% , 04/01/33 ..... 2,255 2,610,904
Series 2015C , GO , 5.00% , 08/01/33 ..... 250 250,612
Series 2017A , GO , 5.00% , 08/01/33 ..... 500 514,654
Series 2017B-1 , GO , 5.00% , 12/01/33 .... 565 585,468
Series 2021A-1 , GO , 4.00% , 08/01/34 .... 2,000 2,084,299
Series 2025A , GO , 5.00% , 08/01/34 ..... 1,000 1,175,087
Series 2024A , GO , 5.00% , 08/01/34 ..... 3,500 4,039,039
Series 2023F-1 , GO , 5.00% , 08/01/34 .... 1,500 1,731,017
Series 2015FF-1 , GO , 5.00% , 06/01/35 ... 500 503,667
Series 2023B-1 , GO , 5.00% , 10/01/35 .... 2,905 3,309,896
Series 2019D-1 , GO , 5.00% , 12/01/35 ... 500 536,649
Series 2017A , GO , 5.00% , 08/01/37 ..... 500 513,671
Series 2021F-1 , GO , 4.00% , 03/01/38 .... 1,000 1,027,586
Series 2024D , GO , 5.00% , 04/01/39 ..... 1,440 1,638,662
Series 2019D-1 , GO , 5.00% , 12/01/39 ... 1,320 1,398,227
Series 2020D-1 , GO , 5.00% , 03/01/40 ... 1,120 1,210,110
Series 2022A-1 , GO , 4.00% , 08/01/40 .... 900 916,008
Series 2018E-1 , GO , 4.00% , 03/01/41 .... 400 401,721
Series 2020A-1 , GO , 5.00% , 08/01/41 .... 800 855,233
Series 2023A-1 , GO , 5.25% , 09/01/41 .... 3,000 3,382,428
Series 2019D-1 , GO , 4.00% , 12/01/41 ... 1,000 1,005,281
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017B-1 , GO , 5.00% , 12/01/41 .... USD 250 $ 256,808
Series 2023A-1 , GO , 5.00% , 09/01/42 .... 1,000 1,106,790
Series 2024C , GO , 5.00% , 03/01/43 ..... 3,000 3,344,849
Series 2024A , GO , 5.00% , 08/01/43 ..... 3,410 3,780,834
Series 2015F-5 , GO , VRDN ( Barclays Bank
plc SBPA ), 3.15% , 12/03/24
(a)
....... 1,200 1,200,000
Series 2015F-6 , GO , VRDN ( JPMorgan
Chase Bank NA SBPA ), 3.25% , 12/03/24
(a)
275 275,000
Series 2018F-1 , GO , 5.00% , 04/01/45 .... 500 520,144
Series 2022D-1 , GO , 5.50% , 05/01/46 ... 450 504,366
Series 2018B-4 , GO , VRDN ( Barclays Bank
plc SBPA ), 3.15% , 12/03/24
(a)
....... 1,500 1,500,000
Series 2024D , GO , 5.25% , 04/01/47 ..... 2,000 2,245,292
Series 2022A-1 , GO , 3.00% , 08/01/50 .... 750 592,146
Series 2025, Sub-Series C-1 , GO ,
5.25% , 09/01/50 ................ 2,000 2,240,576
Series 2024C , GO , 5.25% , 03/01/53 ..... 1,365 1,515,898
Series 2024D , GO , 5.25% , 04/01/54 ..... 2,000 2,220,831
City of Rochester, Series 2022II, GO,
5.00%, 08/01/31 ................. 1,000 1,121,281
City of Yonkers, Series 2019A, GO,
5.00%, 05/01/33 (BAM) ............ 280 307,121
County of Albany, Series 2018, GO,
4.00%, 04/01/29 ................. 125 126,915
County of Monroe
Series 2016B , GO , 5.00% , 06/01/26 ( AGM ) 250 259,285
Series 2021 , GO , 4.00% , 06/01/30 ...... 2,145 2,258,567
County of Nassau
Series 2016B , GO , 5.00% , 10/01/25 ..... 830 845,520
Series 2017C , GO , 5.00% , 10/01/27 ..... 975 1,041,725
Series 2017C , GO , 5.00% , 10/01/31 ..... 1,065 1,120,411
Series 2018B , GO , 5.00% , 07/01/33 ( AGM ) 1,000 1,070,650
Series 2022A , GO , 5.00% , 04/01/37 ..... 2,000 2,266,406
Series 2022A , GO , 4.00% , 04/01/39 ..... 2,515 2,564,921
Series 2019B , GO , 5.00% , 04/01/49 ( AGM ) 1,000 1,065,030
Series 2023A , GO , 4.00% , 04/01/53 ..... 2,000 1,999,186
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 100 96,914
County of Suffolk
Series A , GO , 5.00% , 02/01/25 ( AGM ) ... 1,000 1,003,150
Series 2015C , GO , 5.00% , 05/01/25 ..... 2,575 2,578,121
Series 2021A , GO , 5.00% , 06/15/25 ( BAM ) 1,115 1,127,374
Series A , GO , 5.00% , 02/01/26 ( AGM ) ... 1,000 1,025,683
Series 2017D , GO , 4.00% , 10/15/28 ( BAM ) 1,000 1,035,657
Series 2024A , GO , 3.00% , 10/15/38 ..... 5,000 4,757,768
County of Westchester
Series 2018A , GO , 5.00% , 12/01/24 ..... 1,000 1,000,000
Series 2023A , GO , 5.00% , 12/01/26 ..... 2,000 2,098,153
Series 2022A , GO , 5.00% , 12/15/26 ..... 1,000 1,050,045
Series 2020A , GO , 5.00% , 10/15/28 ..... 1,000 1,092,630
Series 2021A , GO , 5.00% , 10/15/28 ..... 2,000 2,185,260
Series 2023A , GO , 4.00% , 12/01/34 ..... 2,000 2,165,432
Series 2022A , GO , 4.00% , 12/15/35 ..... 1,000 1,067,241
Dutchess County Local Development Corp.
Series 2017 , RB , 5.00% , 07/01/42 ...... 750 774,853
Series 2022 , RB , 5.00% , 07/01/52 ...... 1,000 1,046,765
Empire State Development Corp.
Series 2021A , RB , 5.00% , 03/15/25 ..... 500 502,695
Series 2016A , RB , 5.00% , 03/15/27 ..... 155 159,566
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,000 1,052,959
Series 2017C , RB , 5.00% , 03/15/27 ..... 285 300,268
Series 2015A , RB , 5.00% , 03/15/29 ..... 750 762,921
Series 2017A , RB , 5.00% , 03/15/29 ..... 5,530 5,826,249
Series 2023B , RB , 5.00% , 03/15/31 ..... 1,285 1,455,854
Series 2020C , RB , 5.00% , 03/15/31 ..... 575 643,212

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016A , RB , 5.00% , 03/15/31 ..... USD 2,810 $ 2,879,023
Series 2017A , RB , 5.00% , 03/15/32 ..... 500 521,418
Series 2023A , RB , 5.00% , 03/15/34 ..... 1,500 1,742,494
Series 2015A , RB , 5.00% , 03/15/35 ..... 350 354,020
Series 2016A , RB , 5.00% , 03/15/35 ..... 200 204,353
Series 2020E , RB , 4.00% , 03/15/36 ..... 1,000 1,034,195
Series 2020C , RB , 5.00% , 03/15/38 ..... 2,000 2,191,608
Series 2020A , RB , 4.00% , 03/15/39 ..... 1,000 1,024,237
Series 2017C , RB , 5.00% , 03/15/39 ..... 500 522,021
Series 2020E , RB , 3.00% , 03/15/40 ..... 500 455,162
Series 2020A , RB , 4.00% , 03/15/40 ..... 1,000 1,018,028
Series 2020C , RB , 4.00% , 03/15/45 ..... 2,500 2,501,569
Series 2024A , RB , 5.00% , 03/15/47 ..... 1,500 1,657,078
Series 2020C , RB , 5.00% , 03/15/47 ..... 1,000 1,064,782
Series 2023A , RB , 4.00% , 03/15/50 ..... 365 365,138
Series 2023A , RB , 5.00% , 03/15/51 ..... 1,500 1,628,558
Series 2024A , RB , 5.00% , 03/15/54 ..... 4,500 4,910,766
Series 2023A , RB , 5.00% , 03/15/55 ..... 2,500 2,710,538
Series 2023A , RB , 5.00% , 03/15/63 ..... 2,000 2,156,062
Erie County Fiscal Stability Authority
Series 2017D , RB , 5.00% , 09/01/37 ..... 445 465,461
Series 2017D , RB , 5.00% , 09/01/38 ..... 130 135,800
Series 2017D , RB , 5.00% , 09/01/39 ..... 1,360 1,415,464
Erie County Industrial Development Agency
(The)
Series 2022A , RB , 5.00% , 05/01/26 ( SAW ) 350 361,315
Series 2021A , RB , 5.00% , 05/01/27 ( SAW ) 500 526,806
Series 2021A , RB , 5.00% , 05/01/29 ( SAW ) 1,000 1,094,567
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/25 ..... 550 552,120
Series 2017A , RB , 5.00% , 02/15/26 ..... 1,750 1,795,753
Series 2017A , RB , 5.00% , 02/15/29 ..... 400 417,106
Series 2017A , RB , 5.00% , 02/15/30 ..... 1,100 1,145,330
Series 2017A , RB , 5.00% , 02/15/31 ..... 555 577,832
Series 2017A , RB , 5.00% , 02/15/33 ..... 500 519,590
Series 2022A , RB , 5.00% , 02/15/34 ..... 1,500 1,724,581
Series 2017A , RB , 5.00% , 02/15/35 ..... 1,400 1,452,393
Series 2017A , RB , 4.00% , 02/15/36 ..... 1,930 1,962,572
Series 2017A , RB , 5.00% , 02/15/36 ..... 2,250 2,331,659
Series 2017A , RB , 5.00% , 02/15/38 ..... 500 516,926
Series 2017A , RB , 5.00% , 02/15/39 ..... 200 206,512
Series 2022A , RB , 4.00% , 02/15/41 ..... 1,745 1,796,732
Series 2017A , RB , 5.00% , 02/15/42 ..... 200 205,752
Series 2017A , RB , 5.00% , 02/15/45 ..... 650 666,703
Series 2017A , RB , 4.00% , 02/15/47 ( AGM ) 1,200 1,203,113
Long Island Power Authority
Series 2017 , RB , 5.00% , 09/01/25 ...... 425 431,487
Series 2019A , RB , 5.00% , 09/01/25 ..... 700 711,246
Series 2023E , RB , 5.00% , 09/01/26 ..... 100 104,084
Series 2016B , RB , 5.00% , 09/01/30 ..... 965 993,041
Series 2021A , RB , 5.00% , 09/01/30 ..... 530 595,777
Series 2017 , RB , 5.00% , 09/01/33 ...... 2,650 2,782,077
Series 2018 , RB , 5.00% , 09/01/33 ...... 1,465 1,569,026
Series 2017 , RB , 5.00% , 09/01/35 ...... 1,550 1,623,397
Series 2021A , RB , 5.00% , 09/01/35 ..... 1,115 1,255,740
Series 2019A , RB , 3.00% , 09/01/36 ..... 1,950 1,836,358
Series 2017 , RB , 5.00% , 09/01/36 ...... 1,000 1,045,778
Series 2021A , RB , 4.00% , 09/01/38 ..... 1,000 1,030,841
Series 2018 , RB , 5.00% , 09/01/38 ...... 2,370 2,515,979
Series 2016B , RB , 5.00% , 09/01/41 ..... 500 512,131
Series 2024A , RB , 5.00% , 09/01/42 ..... 2,980 3,366,725
Series 2017 , RB , 5.00% , 09/01/42 ...... 4,465 4,641,403
Series 2015B , RB , 5.00% , 09/01/45 ..... 750 755,868
Series 2023E , RB , 5.00% , 09/01/48 ..... 2,000 2,183,546
Series 2021B , RB , VRDN 1.50% , 09/01/26
(a)
80 76,761
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022B , RB , VRDN 5.00% , 09/01/27
(a)
USD 3,000 $ 3,127,451
Series 2023E , RB , 5.00% , 09/01/53 ..... 2,270 2,466,893
Metropolitan Transportation Authority
Series 2018B , RB , 5.00% , 11/15/25 ..... 250 254,530
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 200 203,624
Series 2020E , RB , 4.00% , 11/15/26 ..... 710 722,857
Series 2017B , RB , 5.00% , 11/15/26 ..... 750 779,867
Series 2006B , RB , 5.25% , 11/15/26 ( AGM ) 1,000 1,049,009
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 1,000 906,028
Series A-2 , RB , 5.00% , 11/15/27 ....... 1,255 1,311,176
Series D-1 , RB , 5.00% , 11/15/28 ....... 1,570 1,595,862
Series 2017B , RB , 5.00% , 11/15/28 ..... 1,005 1,083,714
Series 2017C-2 , RB , 0.00% , 11/15/29
(b)
... 1,000 842,831
Series C-1 , RB , 5.00% , 11/15/29 ....... 1,085 1,102,571
Series 2016D , RB , 5.00% , 11/15/30 ..... 500 515,492
Series 2024B , RB , 5.00% , 11/15/30 ..... 1,000 1,115,967
Series 2012G-2 , RB , VRDN ( TD Bank NA
LOC ), 2.80% , 12/05/24
(a)
........... 1,675 1,675,000
Series 2012G-1 , RB , VRDN ( Barclays Bank
plc LOC ), 3.15% , 12/03/24
(a)
........ 1,350 1,350,000
Series 2017C-1 , RB , 5.00% , 11/15/34 .... 1,200 1,262,593
Series 2024A , RB , 5.00% , 11/15/34 ..... 1,500 1,706,127
Series C-1 , RB , 5.00% , 11/15/34 ....... 350 355,148
Series 2017C-1 , RB , 4.00% , 11/15/35 .... 2,000 2,023,164
Series 2016B , RB , 4.00% , 11/15/36 ..... 350 352,042
Series 2017C-1 , RB , 4.00% , 11/15/38 .... 510 513,401
Series 2017C-2 , RB , 0.00% , 11/15/39
(b)
... 245 130,834
Series 2015B , RB , 5.00% , 11/15/40 ..... 2,685 2,695,763
Series 2019C , RB , 5.00% , 11/15/40 ..... 500 530,355
Series 2017D , RB , 4.00% , 11/15/42 ..... 1,250 1,232,425
Series 2020A-1 , RB , 4.00% , 11/15/43 ( AGM ) 1,085 1,087,396
Series 2021A-1 , RB , 4.00% , 11/15/44 .... 1,500 1,484,666
Series 2020A-1 , RB , 4.00% , 11/15/46 .... 350 344,506
Series 2021A-1 , RB , 4.00% , 11/15/48 .... 1,500 1,468,248
Series 2015E-1 , RB , VRDN ( Barclays Bank
plc LOC ), 3.15% , 12/03/24
(a)
........ 600 600,000
Series 2020D-3 , RB , 4.00% , 11/15/50 .... 1,000 975,313
Series A-1 , RB , 5.00% , 11/15/51 ....... 1,000 1,023,494
Series 2020A-1 , RB , 4.00% , 11/15/52 .... 1,000 971,858
Series 2019B , RB , 5.00% , 11/15/52 ..... 1,000 1,034,980
Series 2020C-1 , RB , 5.25% , 11/15/55 .... 1,000 1,051,503
Series A-1 , RB , 5.25% , 11/15/56 ....... 200 202,128
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2012A , RB , 0.00% , 11/15/30
(b)
.... 1,035 847,244
Series B-1 , RB , 5.00% , 11/15/35 ....... 1,000 1,045,159
Series 2024B-1 , RB , 5.00% , 11/15/43 .... 1,000 1,121,179
Series 2022A , RB , 5.00% , 11/15/46 ..... 1,000 1,084,043
Series B-1 , RB , 5.00% , 11/15/46 ....... 630 645,411
Monroe County Industrial Development Corp.
Series 2020A , RB , 5.00% , 07/01/25 ..... 195 197,390
Series 2017C , RB , 5.00% , 07/01/28 ..... 110 116,357
Series 2017 , RB , 5.00% , 05/01/30 ( SAW ) . 485 509,665
Series A , RB , 5.00% , 07/01/32 ......... 280 293,657
Series 2018 , RB , 5.00% , 05/01/34 ( SAW ) . 4,350 4,611,732
Series 2023A , RB , 5.00% , 07/01/34 ..... 2,000 2,329,018
Series 2017C , RB , 4.00% , 07/01/36 ..... 1,000 1,013,096
Series 2017D , RB , 4.00% , 07/01/36 ..... 900 911,786
Series 2017C , RB , 4.00% , 07/01/43 ..... 1,550 1,553,188
Series 2020A , RB , 4.00% , 07/01/50 ..... 1,000 997,813
Series 2023A , RB , 5.00% , 07/01/53 ..... 1,000 1,084,986
MTA Hudson Rail Yards Trust Obligations, Series
2016A, RB, 5.00%, 11/15/56 ......... 1,000 1,001,466
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/29 ..... 500 559,805

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024A , RB , 5.00% , 11/15/29 ..... USD 1,500 $ 1,679,416
Series 2021A , RB , 5.00% , 11/15/31 ..... 790 907,069
Series 2021A , RB , 4.00% , 11/15/32 ..... 1,000 1,077,550
Series 2021A , RB , 4.00% , 11/15/33 ..... 2,070 2,228,705
Series 2021A , RB , 5.00% , 11/15/33 ..... 305 348,486
Series 2021A , RB , 5.00% , 11/15/34 ..... 540 614,789
Series 2021A , RB , 4.00% , 11/15/35 ..... 245 262,033
New York City Municipal Water Finance Authority
Series 2020CC-2 , RB , 5.00% , 06/15/25 ... 810 819,379
Series 2018FF , RB , 5.00% , 06/15/25 .... 230 232,663
Series 2020BB-2 , RB , 5.00% , 06/15/26 ... 1,125 1,125,689
Series 2020DD-2 , RB , 5.00% , 06/15/27 ... 505 515,895
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 3,700 3,866,825
Series 2020DD-1 , RB , 5.00% , 06/15/30 ... 1,310 1,472,640
Series 2020EE , RB , 5.00% , 06/15/31 .... 690 788,116
Series 2015GG , RB , 5.00% , 06/15/31 .... 2,000 2,019,923
Series BB-2 , RB , 5.00% , 06/15/32 ...... 500 526,552
Series 2016 , RB , 4.00% , 06/15/33 ...... 250 254,479
Series 2018EE , RB , 5.00% , 06/15/35 .... 1,595 1,622,688
Series 2017EE , RB , 5.00% , 06/15/36 .... 500 524,214
Series 2019FF-2 , RB , 4.00% , 06/15/37 ... 3,000 3,075,014
Series 2015GG , RB , 5.00% , 06/15/37 .... 500 504,195
Series 2022EE , RB , 4.00% , 06/15/39 .... 1,305 1,351,133
Series 2018EE , RB , 5.00% , 06/15/40 .... 300 315,286
Series 2021AA-2 , RB , 4.00% , 06/15/42 ... 1,500 1,518,985
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 500 505,720
Series 2022BB-1 , RB , 3.00% , 06/15/44 ... 3,400 2,933,963
Series 2024BB-2 , RB , 5.00% , 06/15/44 ... 500 554,763
Series 2023DD , RB , 4.13% , 06/15/46 .... 1,500 1,521,144
Series BB-1 , RB , 5.00% , 06/15/46 ...... 1,125 1,150,564
Series 2023DD , RB , 5.25% , 06/15/46 .... 2,915 3,253,123
Series 2017DD , RB , 5.00% , 06/15/47 .... 1,500 1,539,118
Series 2024BB-2 , RB , 5.25% , 06/15/47 ... 2,995 3,357,738
Series 2018CC-1 , RB , 5.00% , 06/15/48 ... 750 775,838
Series 2019FF-1 , RB , 5.00% , 06/15/49 ... 1,070 1,129,528
Series 2020GG-1 , RB , 4.00% , 06/15/50 .. 1,000 996,231
Series 2020DD-1 , RB , 4.00% , 06/15/50 ... 500 498,115
Series 2021CC-1 , RB , 4.00% , 06/15/51 ... 3,000 2,979,293
Series 2025AA , RB , 4.00% , 06/15/54 .... 2,700 2,665,558
Series 2024CC-1 , RB , 5.25% , 06/15/54 ... 2,000 2,233,553
New York City Transitional Finance Authority
Series 2025D , RB , 5.00% , 05/01/30 ..... 250 278,972
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/31 ................ 1,500 1,697,884
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 2,000 2,279,263
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/32 ................ 2,795 3,221,797
Series 2024D-1 , RB , 5.00% , 11/01/33 .... 2,000 2,325,009
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/33 ................ 1,400 1,631,091
Series 2024G-1 , RB , 5.00% , 05/01/36 .... 2,500 2,886,031
Series 2024D-1 , RB , 5.00% , 11/01/36 .... 1,300 1,498,042
Series 2024B , RB , 5.00% , 05/01/38 ..... 1,000 1,140,292
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/43 ................ 2,770 3,102,435
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 4,570 5,131,218
Series 2024B , RB , 5.00% , 05/01/45 ..... 2,000 2,208,509
Series 2024G-1 , RB , 5.00% , 05/01/45 .... 2,500 2,772,936
Series 2024F-1 , RB , 5.00% , 02/01/46 .... 2,500 2,751,417
Series 2025D , RB , 5.00% , 05/01/46 ..... 3,785 4,191,588
Series 2024G-1 , RB , 5.00% , 05/01/47 .... 1,500 1,649,610
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... USD 115 $ 121,736
Series 2022S-1A , RB , 5.00% , 07/15/30
( SAW ) ....................... 195 218,868
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 538,087
Series 2019S-3A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 538,087
Series 2019S-3A , RB , 4.00% , 07/15/38
( SAW ) ....................... 500 506,903
Series 2015S-2 , RB , 5.00% , 07/15/40 ( SAW ) 500 503,804
Series 2015S-1 , RB , 5.00% , 07/15/43 ( SAW ) 685 685,853
Series 2016S-1 , RB , 5.00% , 07/15/43 ( SAW ) 560 568,657
Series 2018S-3 , RB , 4.00% , 07/15/46 ( SAW ) 380 378,892
New York City Transitional Finance Authority
Future Tax Secured
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 500 509,792
Series C , RB , 5.00% , 11/01/26 ......... 115 120,071
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 1,060 1,106,745
Series 2021A , RB , 5.00% , 11/01/26 ..... 700 730,870
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 985 1,052,269
Series C , RB , 5.00% , 11/01/27 ......... 500 510,351
Series 2018-1 , RB , 5.00% , 11/01/27 ..... 340 363,220
Series 2019A-1 , RB , 5.00% , 08/01/28 .... 2,220 2,409,162
Series B-1 , RB , 5.00% , 11/01/28 ....... 500 509,167
Series 2021G-1 , RB , 5.00% , 11/01/28 .... 140 152,685
Series 2016E-1 , RB , 5.00% , 02/01/29 .... 750 765,610
Series C , RB , 5.00% , 11/01/29 ......... 1,000 1,047,127
Series B-1 , RB , 5.00% , 11/01/29 ....... 200 203,521
Series 2021-2 , RB , 5.00% , 08/01/30 ..... 2,720 3,047,570
Series 2023B-1 , RB , 5.00% , 11/01/31 .... 1,290 1,470,124
Series 2017A-1 , RB , 5.00% , 05/01/32 .... 500 511,776
Series 2018B-1 , RB , 5.00% , 08/01/33 .... 1,000 1,047,972
Series 2018A-2 , RB , 5.00% , 08/01/33 .... 1,000 1,047,972
Series 2016E-1 , RB , 5.00% , 02/01/34 .... 500 508,912
Series 2017E-1 , RB , 5.00% , 02/01/34 .... 1,500 1,556,387
Series 2015E-1 , RB , 5.00% , 02/01/35 .... 940 942,475
Series B-1 , RB , 5.00% , 08/01/35 ....... 1,120 1,187,459
Series B-1 , RB , 5.00% , 11/01/35 ....... 1,015 1,029,838
Series 2020B-1 , RB , 5.00% , 11/01/35 .... 1,535 1,659,516
Series 2017F-1 , RB , 5.00% , 05/01/36 .... 1,000 1,039,904
Series 2016A-1 , RB , 5.00% , 08/01/36 .... 1,000 1,009,455
Series 2018A-2 , RB , 5.00% , 08/01/36 .... 1,000 1,044,323
Series 2019A-1 , RB , 5.00% , 08/01/36 .... 1,000 1,060,019
Series 2022A-1 , RB , 4.00% , 11/01/36 .... 1,875 1,956,905
Series 2021A , RB , 5.00% , 11/01/36 ..... 1,000 1,100,803
Series 2023B-1 , RB , 5.25% , 11/01/36 .... 1,500 1,728,197
Series 2017E-1 , RB , 5.00% , 02/01/37 .... 200 206,896
Series 2021C-1 , RB , 5.00% , 05/01/37 .... 1,000 1,099,830
Series 2023D-1 , RB , 5.25% , 11/01/37 .... 375 430,771
Series 2019C-1 , RB , 4.00% , 11/01/38 .... 1,000 1,015,671
Series 2021G-1 , RB , 5.00% , 11/01/38 .... 1,250 1,379,866
Series 2016E-1 , RB , 5.00% , 02/01/39 .... 500 507,195
Series 2022F-1 , RB , 5.00% , 02/01/41 .... 3,500 3,868,941
Series 2015E-1 , RB , 5.00% , 02/01/41 .... 1,400 1,402,848
Series 2021C-1 , RB , 4.00% , 05/01/41 .... 1,410 1,431,142
Series 2016 , RB , VRDN ( Bank of America NA
SBPA ), 3.20% , 12/03/24
(a)
.......... 110 110,000
Series 2023A-1 , RB , 5.25% , 08/01/42 .... 5,000 5,626,431
Series 2019C-1 , RB , 4.00% , 11/01/42 .... 2,590 2,594,890
Series 2018A-3 , RB , 4.00% , 08/01/43 .... 3,400 3,388,355
Series 2016E-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 3.25% , 12/03/24
(a)
175 175,000

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020C-1 , RB , 4.00% , 05/01/45 .... USD 200 $ 200,436
Series 2018B-1 , RB , 5.00% , 08/01/45 .... 1,000 1,034,680
Series 2023D-1 , RB , 5.50% , 11/01/45 .... 850 965,300
Series 2023F-1 , RB , 4.00% , 02/01/51 .... 2,000 1,979,369
New York Convention Center Development Corp.
Series 2015 , RB , 5.00% , 11/15/40 ...... 250 252,418
Series A , RB , 0.00% , 11/15/48
(b)
........ 500 171,538
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/26 ( AGM ) 505 528,083
Series 2022A , RB , 5.00% , 11/15/27 ( AGM ) 505 540,234
Series 2022A , RB , 5.00% , 11/15/31 ( AGM ) 1,125 1,294,908
Series 2024A , RB , 5.00% , 11/15/31 ..... 2,000 2,296,789
Series 2024A , RB , 5.00% , 11/15/35 ..... 4,245 5,029,231
Series 2024A , RB , 5.00% , 11/15/40 ..... 250 289,610
Series 2024A , RB , 5.00% , 11/15/43 ..... 1,000 1,143,207
Series 2020A , RB , 4.00% , 11/15/50 ..... 2,500 2,486,815
Series 2023A , RB , 5.00% , 11/15/53 ( AGM ) 1,240 1,353,241
Series 2020A , RB , 4.00% , 11/15/55 ..... 1,000 986,013
Series 2020A , RB , 4.00% , 11/15/60 ..... 800 783,552
New York State Dormitory Authority
Series 2018A , RB , 5.00% , 07/01/25 ..... 660 668,045
Series B , RB , 5.00% , 10/01/25 ......... 2,100 2,137,894
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 670 687,630
Series 2020A , RB , 5.00% , 07/01/26 ..... 5,000 5,183,538
Series 2015A , RB , 5.00% , 07/01/26 ..... 300 303,502
Series 2019A , RB , 5.00% , 07/01/26 ..... 125 129,018
Series 2017A , RB , 5.00% , 07/01/26 ..... 1,000 1,032,148
Series B , RB , 4.00% , 10/01/26 ......... 100 102,544
Series A-1 , RB , 5.00% , 10/01/26 ....... 305 318,290
Series F , RB , 5.00% , 10/01/26 ( AGM, SAW ) 25 25,023
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 420 441,475
Series 2015E , RB , 4.00% , 03/15/27 ..... 400 403,805
Series B , RB , 5.00% , 10/01/27 ......... 510 526,408
Series E , RB , 5.00% , 10/01/27 ( SAW ) .... 2,700 2,800,786
Series A , RB , 5.00% , 10/01/27 ......... 510 546,394
Series 2016D , RB , 5.00% , 02/15/28 ..... 200 207,716
Series 2019D , RB , 5.00% , 02/15/28 ..... 1,000 1,075,451
Series 2015A , RB , 5.00% , 03/15/28 ..... 340 341,980
Series 2021B , RB , 5.00% , 07/01/28 ..... 1,000 1,078,433
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,330 1,402,425
Series 2018A , RB , 5.00% , 10/01/28 ..... 505 552,939
Series 2017A , RB , 5.00% , 02/15/29 ..... 920 967,040
Series 2015E , RB , 5.00% , 03/15/29 ..... 315 320,427
Series 2024A , RB , 5.00% , 10/01/29 ( AGM,
SAW ) ....................... 1,000 1,107,780
Series 2015A , RB , 5.00% , 03/15/30 ..... 400 401,865
Series 2022A , RB , 5.00% , 07/01/30 ..... 1,000 1,091,605
Series 2018A , RB , 5.00% , 07/01/30 ..... 2,190 2,373,953
Series 2015B , RB , 5.00% , 02/15/31 ..... 1,000 1,003,163
Series 2017A , RB , 5.00% , 02/15/31 ..... 2,025 2,101,290
Series 2017B-2 , RB , 5.00% , 02/15/31 .... 750 784,160
Series 2015A , RB , 5.00% , 03/15/31 ..... 1,000 1,004,491
Series 2021A , RB , 5.00% , 03/15/31 ..... 1,560 1,768,384
Series 2015E , RB , 5.00% , 03/15/31 ..... 1,000 1,012,420
Series 2024A , RB , 5.00% , 10/01/31 ..... 1,000 1,155,185
Series 2021E , RB , 5.00% , 03/15/32 ..... 420 482,472
Series 2002A-2 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 2.80% , 12/05/24
(a)
500 500,000
Series 2016A , RB , 5.00% , 02/15/33 ..... 1,500 1,543,634
Series 2018A , RB , 5.00% , 03/15/33 ..... 800 833,766
Series 2020A , RB , 5.00% , 03/15/33 ..... 1,000 1,110,768
Series 2017 , RB , 4.00% , 07/01/33 ...... 465 472,834
Series 2018A , RB , 5.00% , 07/01/33 ..... 650 700,563
Series 2017A , RB , 5.00% , 07/01/33 ..... 840 881,928
Series 2023A , RB , 5.00% , 10/01/33 ..... 1,475 1,748,375
Security
Par (000)
Par (000) Value
New York (continued)
Series 2015B , RB , 5.00% , 02/15/34 ..... USD 500 $ 501,459
Series 2017B-2 , RB , 5.00% , 02/15/34 .... 1,000 1,041,857
Series 2019A , RB , 5.00% , 03/15/34 ..... 1,000 1,078,928
Series 2018A , RB , 5.00% , 03/15/34 ..... 1,000 1,060,434
Series 2016A , RB , 5.00% , 03/15/34 ..... 1,900 1,958,089
Series 2017A , RB , 5.00% , 07/01/34 ..... 3,000 3,146,749
Series 2024A , RB , 5.00% , 10/01/34 ( AGM,
SAW ) ....................... 1,800 2,055,526
Series 2020A , RB , 4.00% , 03/15/35 ..... 1,000 1,044,372
Series 2015A , RB , 5.00% , 03/15/35 ..... 500 502,044
Series 2019A , RB , 5.00% , 07/01/35 ..... 2,335 2,541,589
Series 2024D , RB , 5.00% , 10/01/35 ( SAW ) 2,585 2,937,662
Series 2017A , RB , 5.00% , 02/15/36 ..... 500 520,787
Series 2021A , RB , 5.00% , 03/15/36 ..... 1,000 1,111,928
Series 2021E , RB , 5.00% , 03/15/36 ..... 1,975 2,227,542
Series 2018C , RB , 5.00% , 03/15/36 ..... 1,000 1,058,873
Series 2017B-2 , RB , 5.00% , 02/15/37 .... 500 518,699
Series 2019A , RB , 5.00% , 03/15/37 ..... 1,000 1,072,057
Series 2018A , RB , 4.00% , 07/01/37 ..... 2,500 2,545,564
Series 2015B , RB , 5.00% , 02/15/38 ..... 500 501,356
Series 2018C , RB , 5.00% , 03/15/38 ..... 500 527,781
Series 2015A , RB , 4.00% , 07/01/38 ..... 720 720,720
Series 2018B , RB , 5.00% , 10/01/38 ..... 1,000 1,063,545
Series 2023A , RB , 5.00% , 03/15/39 ..... 280 315,408
Series 2018A , RB , 5.25% , 03/15/39 ..... 725 779,078
Series 2016A , RB , 5.00% , 02/15/40 ..... 500 512,204
Series 2019A , RB , 5.00% , 03/15/40 ..... 1,000 1,065,778
Series 2001-1 , RB , 5.50% , 07/01/40
( AMBAC ) ..................... 400 478,607
Series 2021E , RB , 3.00% , 03/15/41 ..... 2,000 1,824,046
Series 2017A , RB , 5.00% , 03/15/41 ..... 350 360,916
Series 2021A , RB , 3.00% , 07/01/41 ..... 1,750 1,603,642
Series 2018A , RB , 4.00% , 07/01/41 ..... 4,000 4,018,232
Series 2016A , RB , 4.00% , 07/01/41 ..... 500 501,127
Series 2016A , RB , 5.00% , 07/01/41 ..... 250 254,979
Series 2021E , RB , 4.00% , 03/15/42 ..... 825 831,180
Series 2022A , RB , 4.00% , 07/01/42 ..... 1,165 1,182,835
Series 2017B , RB , 5.00% , 02/15/43 ..... 1,000 1,037,527
Series 2016A , RB , 4.00% , 07/01/43 ..... 1,265 1,266,537
Series 2017A , RB , 5.00% , 03/15/44 ..... 105 107,888
Series 2023A-1 , RB , 5.00% , 03/15/45 .... 1,000 1,102,444
Series 2021B , RB , 3.00% , 07/01/45 ..... 750 626,005
Series 2019A , RB , 4.00% , 07/01/45 ..... 4,145 4,143,385
Series 2015A , RB , 5.00% , 07/01/45 ..... 100 100,392
Series 2021E , RB , 4.00% , 03/15/46 ..... 1,000 1,002,771
Series 2020 , RB , 4.00% , 07/01/46 ...... 1,000 1,001,640
Series 2016A , RB , 5.00% , 07/01/46 ..... 250 254,427
Series A-2 , RB , 5.00% , 10/01/46 ....... 945 1,004,840
Series 2018A , RB , 4.00% , 03/15/47 ..... 500 498,452
Series 2021E , RB , 4.00% , 03/15/47 ..... 2,000 2,003,191
Series 2022A , RB , 4.00% , 07/01/47 ..... 310 306,517
Series A , RB , 5.00% , 10/01/47 ......... 300 362,185
Series 2020A , RB , 4.00% , 03/15/48 ..... 2,000 1,985,753
Series 2024A , RB , 5.25% , 03/15/48 ..... 1,500 1,674,165
Series 2018A , RB , 5.00% , 07/01/48 ..... 500 527,455
Series 2018A , RB , 5.00% , 10/01/48 ..... 500 603,523
Series 2019D , RB , 4.00% , 02/15/49 ..... 1,545 1,531,954
Series 2019C , RB , 4.00% , 07/01/49 ..... 500 497,871
Series 2019A , RB , 5.00% , 07/01/49 ..... 500 523,765
Series 2020A , RB , 4.00% , 07/01/50 ..... 2,030 2,055,945
Series 2020A , RB , 5.00% , 07/01/50 ..... 2,500 2,656,901
Series 2019B , RB , 5.00% , 07/01/50 ..... 500 526,165
Series 2020A , RB , 5.00% , 10/01/50 ..... 310 375,323
Series 2021A , RB , 3.00% , 03/15/51 ..... 1,780 1,452,315
Series 2024A , RB , 5.00% , 03/15/51 ..... 2,000 2,206,429

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020A , RB , 5.00% , 07/01/53 ..... USD 1,500 $ 1,591,393
Series 2024A , RB , 5.50% , 07/01/54 ..... 4,305 4,936,435
New York State Environmental Facilities Corp.
Series 2019B , RB , 5.00% , 06/15/28 ..... 500 542,818
Series 2021B , RB , 5.00% , 08/15/29 ..... 165 183,287
Series 2022B , RB , 5.00% , 09/15/29 ..... 500 556,299
Series 2024A , RB , 5.00% , 06/15/30 ..... 1,000 1,128,555
Series 2023B , RB , 5.00% , 06/15/31 ..... 125 143,260
Series 2021B , RB , 5.00% , 08/15/31 ..... 300 344,680
Series 2023B , RB , 5.00% , 06/15/32 ..... 500 580,701
Series 2022B , RB , 5.00% , 09/15/32 ..... 500 582,669
Series 2024B , RB , 5.00% , 05/15/33 ..... 1,500 1,761,510
Series 2024A , RB , 5.00% , 06/15/34 ..... 1,000 1,186,431
Series 2022B , RB , 5.00% , 09/15/34 ..... 500 577,154
Series 2017A , RB , 5.00% , 06/15/35 ..... 200 209,936
Series 2018A , RB , 5.00% , 06/15/35 ..... 365 390,119
Series 2022B , RB , 5.00% , 09/15/37 ..... 500 569,785
Series 2016A , RB , 5.00% , 06/15/41 ..... 1,000 1,021,041
Series 2022A , RB , 4.00% , 06/15/42 ..... 1,000 1,027,954
Series 2018B , RB , 5.00% , 06/15/43 ..... 1,000 1,052,821
Series 2019A , RB , 5.00% , 08/15/44 ..... 500 535,904
Series 2020A , RB , 4.00% , 06/15/45 ..... 1,095 1,100,076
Series 2017A , RB , 5.00% , 06/15/46 ..... 835 866,250
Series 2024A , RB , 5.00% , 06/15/47 ..... 4,000 4,450,869
Series 2017E , RB , 5.00% , 06/15/47 ..... 3,500 3,627,743
Series 2022B , RB , 5.00% , 09/15/47 ..... 3,185 3,486,249
Series 2019A , RB , 5.00% , 02/15/49 ..... 1,200 1,270,167
Series 2019B , RB , 4.00% , 06/15/49 ..... 500 502,126
Series 2023B , RB , 5.00% , 06/15/53 ..... 2,500 2,740,177
New York State Thruway Authority
Series L , RB , 5.00% , 01/01/25 ......... 200 200,297
Series 2016A , RB , 5.00% , 01/01/29 ..... 1,220 1,245,784
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 2,570 2,826,303
Series K , RB , 5.00% , 01/01/30 ......... 465 465,600
Series 2016A , RB , 5.00% , 01/01/31 ..... 100 101,942
Series Q , RB , 5.00% , 01/01/31 ........ 2,000 2,261,362
Series K , RB , 5.00% , 01/01/31 ......... 250 250,322
Series K , RB , 5.00% , 01/01/32 ......... 340 340,438
Series Q , RB , 5.00% , 01/01/32 ........ 2,000 2,292,377
Series L , RB , 5.00% , 01/01/35 ......... 810 856,372
Series L , RB , 4.00% , 01/01/36 ......... 500 508,203
Series 2021A-1 , RB , 4.00% , 03/15/36 .... 1,500 1,555,731
Series 2019B , RB , 4.00% , 01/01/38 ..... 1,500 1,528,616
Series 2021A-1 , RB , 4.00% , 03/15/40 .... 1,500 1,518,681
Series 2019B , RB , 4.00% , 01/01/41 ..... 950 953,477
Series 2016A , RB , 5.00% , 01/01/46 ..... 500 506,197
Series N , RB , 3.00% , 01/01/49 ......... 500 396,586
Series 2019B , RB , 4.00% , 01/01/50 ..... 2,500 2,462,729
Series 2016A , RB , 4.00% , 01/01/51 ..... 585 570,686
Series 2016A , RB , 5.00% , 01/01/51 ..... 600 606,611
Series 2022A , RB , 4.00% , 03/15/51 ..... 3,000 2,971,860
Series 2021A-1 , RB , 4.00% , 03/15/52 .... 775 766,092
Series 2022C , RB , 5.00% , 03/15/54 ..... 500 538,178
Series 2016A , RB , 5.25% , 01/01/56 ..... 2,765 2,803,288
Series 2021A-1 , RB , 4.00% , 03/15/56 .... 3,000 2,968,190
Series 2022C , RB , 4.13% , 03/15/56 ..... 2,000 2,004,542
Series 2021A-1 , RB , 4.00% , 03/15/59 .... 1,000 985,275
Onondaga County Trust for Cultural Resources
Series 2019 , RB , 5.00% , 12/01/39 ...... 1,000 1,081,458
Series 2019 , RB , 5.00% , 12/01/40 ...... 500 539,226
Series 2019 , RB , 5.00% , 12/01/43 ...... 500 534,810
Series 2019 , RB , 4.00% , 12/01/47 ...... 1,000 1,003,898
Series 2019 , RB , 4.00% , 12/01/49 ...... 500 501,466
Onondaga County Water Authority, Series
2019A, RB, 3.00%, 09/15/44 ......... 1,000 871,986
Security
Par (000)
Par (000) Value
New York (continued)
Port Authority of New York & New Jersey
Series 209 , RB , 5.00% , 07/15/25 ....... USD 750 $ 759,762
Series 205 , RB , 5.00% , 11/15/25 ....... 1,000 1,020,708
Series 85 , RB , 5.38% , 03/01/28 ........ 255 268,190
Series 189 , RB , 5.00% , 05/01/28 ....... 330 332,586
Series 194 , RB , 5.00% , 10/15/28 ....... 525 533,613
Series 230 , RB , 4.00% , 12/01/28 ....... 250 263,172
Series 222 , RB , 5.00% , 07/15/29 ....... 520 574,318
Series 194 , RB , 5.00% , 10/15/29 ....... 1,000 1,016,147
Series 230 , RB , 4.00% , 12/01/30 ....... 1,500 1,613,994
Series 212 , RB , 5.00% , 09/01/32 ....... 1,000 1,099,232
Series 244 , RB , 5.00% , 07/15/33 ....... 1,400 1,633,616
Series 222 , RB , 5.00% , 07/15/33 ....... 500 558,011
Series 213 , RB , 5.00% , 09/01/33 ....... 1,000 1,095,220
Series 194 , RB , 5.00% , 10/15/34 ....... 1,000 1,014,250
Series 209 , RB , 5.00% , 07/15/35 ....... 500 528,886
Series 243 , RB , 5.00% , 12/01/38 ....... 3,700 4,261,286
Series 217 , RB , 4.00% , 11/01/39 ....... 1,750 1,780,168
Series 243 , RB , 5.00% , 12/01/39 ....... 1,300 1,489,371
Series 183 , RB , 4.00% , 12/15/40 ....... 400 398,384
Series 244 , RB , 5.00% , 07/15/41 ....... 1,860 2,122,897
Series 194 , RB , 5.00% , 10/15/41 ....... 500 505,451
Series 245 , RB , 5.00% , 09/01/42 ....... 1,000 1,138,237
Series 211 , RB , 4.00% , 09/01/43 ....... 750 751,916
Series 183 , RB , 4.00% , 06/15/44 ....... 250 246,957
Series 216 , RB , 4.00% , 09/01/45 ....... 1,000 1,000,557
Series 198 , RB , 5.00% , 11/15/46 ....... 1,000 1,021,378
Series 245 , RB , 5.00% , 09/01/49 ....... 1,000 1,101,661
Series 217 , RB , 4.00% , 11/01/49 ....... 555 553,823
Series 224 , RB , 4.00% , 07/15/51 ....... 1,500 1,494,089
Series 240 , RB , 5.00% , 07/15/53 ....... 1,145 1,247,056
Series 200 , RB , 5.00% , 04/15/57 ....... 500 514,481
Series 224 , RB , 4.00% , 07/15/61 ....... 1,500 1,474,466
Saratoga County Water Authority, Series 2016,
RB, 4.00%, 09/01/48 .............. 4,600 4,526,272
State of New York
Series 2018A , GO , 5.00% , 02/15/25 ..... 1,000 1,004,286
Series 2021A , GO , 5.00% , 03/15/27 ..... 500 527,584
Series 2023A , GO , 5.00% , 03/15/30 ..... 500 563,255
Series 2021A , GO , 5.00% , 03/15/31 ..... 500 573,249
Series 2023A , GO , 5.00% , 03/15/32 ..... 1,000 1,163,625
Series 2023A , GO , 5.00% , 03/15/33 ..... 500 589,828
Series 2023A , GO , 5.00% , 03/15/35 ..... 500 584,833
Series 2023A , GO , 5.00% , 03/15/36 ..... 500 582,336
Series 2023A , GO , 5.00% , 03/15/38 ..... 500 577,396
Series 2023A , GO , 5.00% , 03/15/39 ..... 750 860,375
Series 2023A , GO , 5.00% , 03/15/41 ..... 500 567,907
Suffolk County Water Authority
Series 2014A , RB , 5.00% , 06/01/25 ..... 15 15,021
Series 2015 , RB , 4.00% , 06/01/31 ...... 1,915 1,925,305
Series 2015A , RB , 4.00% , 06/01/39 ..... 500 500,623
Series 2018A , RB , 4.00% , 06/01/41 ..... 3,485 3,513,312
Series 2020B , RB , 3.00% , 06/01/44 ..... 610 535,354
Syracuse Industrial Development Agency
Series 2019A , RB , 5.00% , 05/01/31 ( SAW ) 500 524,863
Series 2019A , RB , 5.00% , 05/01/32 ( SAW ) 130 136,194
Series 2019A , RB , 4.00% , 05/01/33 ( SAW ) 505 516,044
Town of Brookhaven
Series 2015 , GO , 5.00% , 05/01/27 ...... 600 605,622
Series 2016 , GO , 4.00% , 03/15/28 ...... 250 250,039
Town of Hempstead
Series 2018A , GO , 5.00% , 06/15/27 ..... 125 129,798
Series 2021 , GO , 5.00% , 06/15/28 ...... 1,000 1,089,441
Town of Oyster Bay
Series 2018B , GO , 3.00% , 02/01/25 ( AGM ) 1,370 1,369,057

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021 , GO , 4.00% , 03/01/26 ( AGM ) . USD 1,195 $ 1,213,826
Series 2021A , GO , 2.00% , 03/01/33 ( AGM ) 2,000 1,720,698
Triborough Bridge & Tunnel Authority
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 180 191,537
Series 2022B , RB , 5.00% , 05/15/28 ..... 1,000 1,081,329
Series B , RB , 5.00% , 11/15/28 ......... 235 256,304
Series 2023A , RB , 5.00% , 11/15/29 ..... 1,000 1,110,728
Series 2023C , RB , 5.00% , 11/15/30 ..... 1,000 1,132,676
Series 2024B-2 , RB , 5.00% , 05/15/31 .... 1,000 1,134,513
Series 2013A , RB , 0.00% , 11/15/31
(b)
.... 350 274,437
Series 2023A , RB , 4.00% , 11/15/31 ..... 625 674,176
Series B , RB , 5.00% , 11/15/31 ......... 1,000 1,048,419
Series 2013A , RB , 0.00% , 11/15/32
(b)
.... 200 150,542
Series 2012B , RB , 0.00% , 11/15/32
(b)
.... 700 531,031
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/32 ................ 1,000 1,157,091
Series 2024C , RB , 5.00% , 11/15/34 ..... 1,510 1,790,908
Series B , RB , 5.00% , 11/15/35 ......... 325 339,202
Series 2024C , RB , 5.00% , 11/15/35 ..... 3,000 3,534,300
Series B , RB , 5.00% , 11/15/37 ......... 1,685 1,754,478
Series 2024C , RB , 5.00% , 11/15/38 ..... 1,000 1,160,099
Series 2023C , RB , 5.00% , 11/15/38 ..... 1,000 1,146,145
Series B , RB , 5.00% , 11/15/38 ......... 4,250 4,420,200
Series 2015A , RB , 5.00% , 11/15/40 ..... 250 251,528
Series 2005A , RB , VRDN ( Barclays Bank plc
LOC ), 2.80% , 12/05/24
(a)
........... 2,425 2,425,000
Series 2023C , RB , 5.25% , 11/15/42 ..... 1,000 1,143,645
Series 2019A , RB , 5.00% , 11/15/43 ..... 665 705,571
Series 2018A , RB , 5.00% , 11/15/43 ..... 500 524,555
Series 2021A-2 , RB , VRDN
2.00% , 05/15/26
(a)
............... 1,025 972,970
Series 2016A , RB , 5.00% , 11/15/46 ..... 1,375 1,398,593
Series 2020A , RB , 5.00% , 11/15/49 ..... 2,500 2,655,048
Series 2022A , RB , 4.00% , 05/15/51 ..... 1,000 982,176
Series 2022A , RB , 5.00% , 05/15/52 ..... 250 300,957
Series 2024A , RB , 5.00% , 05/15/54 ..... 3,000 3,263,739
Series 2024B-1 , RB , 5.25% , 05/15/54 .... 1,780 1,978,862
Series 2024A, Sub-Series A-1 , RB ,
4.00% , 11/15/54 ................ 765 759,775
Series 2020A , RB , 4.00% , 11/15/54 ..... 1,245 1,236,413
Series 2021A , RB , 5.00% , 11/15/56 ..... 500 530,226
Triborough Bridge & Tunnel Authority Sales Tax
Series 2024A-1 , RB , 5.00% , 05/15/49 .... 2,770 3,037,668
Series 2024A-1 , RB , 5.25% , 05/15/64 .... 1,500 1,653,816
Trust for Cultural Resources of The City of New
York (The)
Series 2018A , RB , 5.00% , 01/01/34 ..... 1,000 1,082,541
Series 2018A , RB , 5.00% , 01/01/37 ..... 500 538,577
Series 2018A , RB , 5.00% , 01/01/38 ..... 500 537,859
United Nations Development Corp., Series
2019A, RB, 5.00%, 07/01/26 ......... 125 129,372
Utility Debt Securitization Authority
Series 2015 , RB , 5.00% , 06/15/27 ...... 745 752,900
Series 2016A , RB , 5.00% , 06/15/27 ..... 1,000 1,010,604
Series 2023TE-1 , RB , 5.00% , 06/15/28 ... 1,000 1,035,916
Series 2022TE-1 , RB , 5.00% , 12/15/29 ... 180 190,885
Series 2023TE-1 , RB , 5.00% , 12/15/31 ... 1,000 1,111,462
Series 2015 , RB , 5.00% , 12/15/32 ...... 2,025 2,061,385
Series 2015 , RB , 5.00% , 12/15/33 ...... 400 406,982
Series 2022TE-1 , RB , 5.00% , 12/15/33 ... 1,500 1,727,891
Series 2015 , RB , 5.00% , 12/15/34 ...... 3,000 3,050,830
Series 2022TE-1 , RB , 5.00% , 12/15/34 ... 1,000 1,167,122
Series 2016B , RB , 4.00% , 12/15/35 ..... 1,455 1,473,630
Series 2016A , RB , 5.00% , 12/15/35 ..... 1,195 1,225,368
Series 2015 , RB , 5.00% , 12/15/35 ...... 600 609,798
Security
Par (000)
Par (000) Value
New York (continued)
Series 2015 , RB , 5.00% , 12/15/36 ...... USD 150 $ 152,357
Series 2015 , RB , 5.00% , 12/15/37 ...... 750 761,404
Series 2017 , RB , 5.00% , 12/15/39 ...... 1,200 1,255,642
Series 2023TE-1 , RB , 5.00% , 12/15/41 ... 5,250 6,051,735
Series 2023TE-2 , RB , 5.00% , 12/15/45 ... 1,000 1,130,182
Series 2023TE-2 , RB , 5.00% , 06/15/53 ... 1,000 1,114,007
Western Nassau County Water Authority
Series 2021A , RB , 4.00% , 04/01/46 ..... 1,145 1,148,617
Series 2021A , RB , 4.00% , 04/01/51 ..... 1,255 1,255,958
798,967,594
Total Long-Term Investments — 98 .8%
(Cost: $ 801,227,999 ) .............................. 798,967,594
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.74%
(c) (d)
......... 11,194 11,195
Total Short-Term Securities — 0.0%
(Cost: $ 11,195 ) .................................. 11,195
Total Investments — 98 .8%
(Cost: $ 801,239,194 ) .............................. 798,978,789
Other Assets Less Liabilities — 1.2% .................... 10,050,811
Net Assets — 100.0% ...............................
$ 809,029,600
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
New York Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares
Held at
11/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 731,756 $ — $ (720,561)
(a)
$ — $ — $ 11,195 11,194 $ 8,962 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 798,967,594 $ — $ 798,967,594
Short-Term Securities
Money Market Funds ...................................... 11,195 — — 11,195
$ 11,195 $ 798,967,594 $ — $ 798,978,789
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
GO General Obligation Bonds
LOC Letter of Credit
RB Revenue Bonds
SAW State Aid Withholding
SBPA Stand-by-Bond Purchase Agreement
VRDN Variable Rate Demand Notes